BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Intangible assets and related amortization (Details)	12 Months Ended
Dec. 31, 2025
Software and rights | Minimum
Recognition and estimated useful lives of website development costs
Useful life (in years)	3 years
Software and rights | Maximum
Recognition and estimated useful lives of website development costs
Useful life (in years)	15 years
Website development costs | Minimum
Recognition and estimated useful lives of website development costs
Useful life (in years)	2 years
Website development costs | Maximum
Recognition and estimated useful lives of website development costs
Useful life (in years)	4 years